Consolidated Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 236,118	$ 1,097,313
Prepaid expenses	41,000	132,958
Total current assets	277,118	1,230,271
Investments held in Trust Accounts	345,265,374	345,191,130
Total Assets	345,542,492	346,421,401
Current liabilities:
Accounts payable	77,655	13,682
Accrued expenses	2,091,677	112,538
Total current liabilities	2,169,332	126,220
Deferred underwriting commissions	12,075,000	12,075,000
Warrant liabilities	50,707,000	29,415,500
Total liabilities	64,951,332	41,616,720
Commitments and Contingencies
Shares subject to possible redemption	275,591,150	299,804,680
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of June 30, 2021 and December 31, 2020
Additional paid-in capital	38,674,682	14,461,394
Accumulated deficit	(33,676,229)	(9,462,708)
Total shareholders’ equity	5,000,010	5,000,001
Total Liabilities and Shareholders’ Equity	345,542,492	346,421,401
Vicarious Surgical US Inc. [Member]
Current assets:
Cash and cash equivalents	7,706,000	16,867,000	$ 2,156,000
Short-term investments			13,324,000
Prepaid expenses	495,000	258,000	255,000
Total current assets	8,201,000	17,125,000	15,735,000
Restricted cash	622,000	118,000	148,000
Property and equipment, net	1,520,000	445,000	482,000
Deferred transaction costs	1,774,000
Other long-term assets		100,000
Total Assets	12,117,000	17,788,000	16,365,000
Current liabilities:
Accounts payable	1,820,000	373,000	203,000
Accrued expenses	1,894,000	394,000	314,000
Current portion of equipment loans	47,000	47,000	47,000
Current portion of term loan	450,000
Total current liabilities	4,211,000	872,000	622,000
Deferred rent	1,188,000	58,000	58,000
Equipment loans, net of current portion	39,000	63,000	111,000
Term loan, net of current portion and issuance costs	959,000
Total liabilities	6,397,000	935,000	733,000
Commitments and Contingencies
Convertible preferred stock (Note 9)	46,670,000	46,670,000	33,150,000
Shareholders’ Equity:
Additional paid-in capital	2,509,000	1,773,000	1,197,000
Accumulated deficit	(43,460,000)	(31,591,000)	(18,716,000)
Total shareholders’ equity	(40,950,000)	(29,817,000)	(17,518,000)
Total Liabilities and Shareholders’ Equity	12,117,000	17,788,000	16,365,000
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	694	452
Class A Ordinary Shares | Vicarious Surgical US Inc. [Member]
Shareholders’ Equity:
Ordinary shares value	1,000	1,000	1,000
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	863	863
Class B Ordinary Shares | Vicarious Surgical US Inc. [Member]
Shareholders’ Equity:
Ordinary shares value